Income Tax and Deferred Taxes - Additional Information (Detail) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
INCOME TAX AND DEFERRED TAXES
Unrecognized deferred tax assets tax loss carryforwards	$ 4,551,790	$ 4,625,940
Temporary differences associated with investments in subsidiaries and joint ventures	1,317,729,055	1,323,714,721
Deferred tax asset not recognized for deductible temporary differences	$ 999,207,087	$ 691,241,687